STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Total	Sharesholders' equity attributed to controlling shareholders [member]	Capital stock [member]	Treasury shares [member]	Surplus on issue/sale of shares [member]	Special reserve [member]	Tax incentive reserve	Additional paid-in capital [member]	Legal [member]	Tax incentive [member]	Retained earnings [member]	Appropriation of earnings	Other comprehensive income [member]	Non-Controlling Shareholders [member]	Transaction with shareholders [member]
Beginning balance at Dec. 31, 2017	R$ 1,634,746	R$ 1,726,812	R$ 427,073	R$ (32,544)	R$ 75,588		R$ 17,378	R$ 62,755	R$ 18,650	R$ 20,957	R$ 1,083,619		R$ 53,336		R$ (92,066)
Net (loss) income for the year	548,379	548,379										R$ 548,379
Other comprehensive income	438,822	438,822											438,822
Comprehensive income for the year, net of tax effects	987,201
Changes in stock option plans and restricted shares:
Provision for stock option plans and restricted shares	52,543	52,543						52,543
Exercise of stock option plans and restricted shares	1,067	1,067		13,136	(3,372)			(8,697)
Changes in tax incentive reserves							R$ (17,378)			17,378
Mandatory minimum dividends	(56,661)	(56,661)										(56,661)
Mandatory minimum interest on capital stock	(111,449)	(111,449)										(111,449)
Retained earnings reserve											336,532	(336,532)
Tax incentive reserve										43,737		(43,737)
Adjustment effect of hyperinflationary economy	66,655	66,655						150,513			(83,858)
Ending balance at Dec. 31, 2018	2,574,102	2,666,168	427,073	(19,408)	72,216			257,114	18,650	82,072	1,336,293		492,158		(92,066)
Net (loss) income for the year	155,467	392,391										392,391
Exchange rate effect on the conversion from hyperinflationary economy.	17,666	17,666											17,666
Other comprehensive income	305,182	305,182											305,182
Comprehensive income for the year, net of tax effects	478,315	715,239										392,391	322,848
Capital increase	52,673	52,673	52,673
Changes in stock option plans and restricted shares:
Provision for stock option plans and restricted shares	104,078	104,078						104,078
Exercise of stock option plans and restricted shares	(2,562)	(2,562)		15,615	16,156			(34,333)
Cancellation of shares - RCA 16.12.19 - Protocol and convention of incorporation				3,793	(3,793)
Interest on equity declared and not yet distributed (mandatory minimum)	(110,671)	(110,671)										(110,671)
Retained earnings reserve											206,268	(206,268)
Tax incentive reserve										75,452		(75,452)
Adjustment effect of hyperinflationary economy	59,818	59,818						61,870			(2,052)
AGE 17.09.2019 - Capitalization of part of the balance of the Profit Reserve account			1,242,165								(1,242,165)
Ending balance (Previously stated [member]) at Dec. 31, 2019	3,392,677	3,484,743	1,721,911		84,579			388,729	18,650	157,524	298,344		815,006		(92,066)
Ending balance (Predecessor adjustments [member]) at Dec. 31, 2019	(30,331)	(30,331)	(236,475)		708,760	R$ 206,592		(388,729)	R$ (18,650)	(157,524)	(299,772)	155,467
Ending balance at Dec. 31, 2019	3,362,345	3,454,412	1,485,436		793,339	206,592					(1,428)	155,467	815,006		(92,066)
Net (loss) income for the year	(663,678)	(650,196)										(650,196)		R$ (13,482)
Exchange rate effect on the conversion from hyperinflationary economy.	32,160	32,160											32,160
Other comprehensive income	3,747,173	3,738,465											3,738,465	8,708
Comprehensive income for the year, net of tax effects	3,115,655	3,120,429										(650,196)	3,770,625	(4,774)
Changes in stock option plans and restricted shares:
Provision for stock option plans and restricted shares	163,322	163,322						163,322
Exercise of stock option plans and restricted shares	(5,200)	(5,200)	59,251	43,269				(111,281)				3,561
Retained earnings reserve						155,467						(155,467)
Subscription of shares through the Board of Directors' Meeting held on January 3, 2020	13,302,449	13,274,894	3,397,746		9,877,148									27,555
Subscription of shares through the Board of Directors' Meeting held on June 30, 2020	2,001,118	2,001,118	2,000,000		1,118
Subscription of shares through the Board of Directors' Meeting held on July 27, 2020	14,723	14,723	14,723
Subscription of shares through the Board of Directors' Meeting held on September 30, 2020	18,863	18,863	18,863
Subscription of shares through the Board of Directors' Meeting held on October 8, 2020	5,614,750	5,614,750	5,614,750
Share repurchase	54,936	54,936		54,936
Expenses on the issue of equity values	(212,770)	(212,770)	(212,770)
Tax incentive reserve										113,302		(113,302)
Adjustment effect of hyperinflationary economy	66,788	66,788						58,496			8,292
Ending balance at Dec. 31, 2020	R$ 27,387,108	R$ 27,456,393	R$ 12,377,999	R$ (11,667)	R$ 10,671,605	R$ 362,059		R$ 110,537		R$ 113,302	R$ 6,864	R$ (759,937)	R$ 4,585,631	R$ 22,781	R$ (92,066)